Borrowings	12 Months Ended
Dec. 31, 2023
Borrowings
13. Borrowings
On December 15, 2023, Blackstone, through its indirect subsidiary Blackstone Holdings Finance Co. L.L.C (the “Issuer”), entered into an amended and restated $4.325 billion revolving credit facility with Citibank, N.A., as administrative agent, and the lenders party thereto. The amendment and restatement, among other things, increased the amount of available borrowings from $4.135 billion to $4.325 billion and extended the maturity date from June 3, 2027 to December 15, 2028.
All of Blackstone’s outstanding senior notes as of December 31, 2023 are unsecured and unsubordinated obligations of the Issuer that are fully and unconditionally guaranteed by Blackstone Inc. and its indirect subsidiaries, Blackstone Holdings I L.P., Blackstone Holdings AI L.P., Blackstone Holdings II L.P., Blackstone Holdings III L.P. and Blackstone Holdings IV L.P. (the “Guarantors”). The guarantees are unsecured and unsubordinated obligations of the Guarantors. Transaction costs related to senior note issuances have been capitalized and are amortized over the life of each respective note.
Blackstone borrows and enters into credit agreements for its general operating and investment purposes and certain Blackstone Funds borrow to meet financing needs of their operating and investing activities. Borrowing facilities have been established for the benefit of selected Blackstone Funds. When a Blackstone Fund borrows from the facility in which it participates, the proceeds from the borrowing are strictly limited for its intended use by the borrowing fund and not available for other Blackstone purposes. Blackstone’s credit facilities consist of the following:

	December 31,
	2023			2022
			Effective			Effective
	Credit	Borrowing	Interest	Credit	Borrowing	Interest
	Available	Outstanding	Rate	Available	Outstanding	Rate
Revolving Credit Facility (a)	$4,325,000	$—	—	$4,135,000	$—	—
Blackstone Issued Senior Notes (b)
4.750%, Due 2/15/2023	—	—	—	400,000	400,000	5.07%
2.000%, Due 5/19/2025	331,170	331,170	2.16%	321,150	321,150	2.19%
1.000%, Due 10/5/2026	662,340	662,340	1.16%	642,300	642,300	1.16%
3.150%, Due 10/2/2027	300,000	300,000	3.30%	300,000	300,000	3.29%
5.900%, Due 11/3/2027	600,000	600,000	6.13%	600,000	600,000	6.19%
1.625%, Due 8/5/2028	650,000	650,000	1.79%	650,000	650,000	1.83%
1.500%, Due 4/10/2029	662,340	662,340	1.60%	642,300	642,300	1.61%
2.500%, Due 1/10/2030	500,000	500,000	2.73%	500,000	500,000	2.73%
1.600%, Due 3/30/2031	500,000	500,000	1.71%	500,000	500,000	1.70%
2.000%, Due 1/30/2032	800,000	800,000	2.18%	800,000	800,000	2.18%
2.550%, Due 3/30/2032	500,000	500,000	2.67%	500,000	500,000	2.66%
6.200%, Due 4/22/2033	900,000	900,000	6.33%	900,000	900,000	6.40%
3.500%, Due 6/1/2034	551,950	551,950	3.90%	535,250	535,250	3.79%
6.250%, Due 8/15/2042	250,000	250,000	6.65%	250,000	250,000	6.65%
5.000%, Due 6/15/2044	500,000	500,000	5.16%	500,000	500,000	5.16%
4.450%, Due 7/15/2045	350,000	350,000	4.56%	350,000	350,000	4.56%
4.000%, Due 10/2/2047	300,000	300,000	4.20%	300,000	300,000	4.20%
3.500%, Due 9/10/2049	400,000	400,000	3.61%	400,000	400,000	3.61%
2.800%, Due 9/30/2050	400,000	400,000	2.88%	400,000	400,000	2.88%
2.850%, Due 8/5/2051	550,000	550,000	2.91%	550,000	550,000	2.92%
3.200%, Due 1/30/2052	1,000,000	1,000,000	3.27%	1,000,000	1,000,000	3.26%

	15,032,800	10,707,800		15,176,000	11,041,000
Other (c)
Secured Borrowing, Due 10/27/2033	19,949	19,949	7.69%	—	—	—
Secured Borrowing, Due 1/29/2035	20,000	20,000	3.72%	—	—	—

	15,072,749	10,747,749		15,176,000	11,041,000

Borrowings of Consolidated Blackstone Funds
Blackstone Fund Facilities (d)	—	—	—	1,450,000	1,450,000	—
CLO Notes Payable (e)	858,133	858,133	7.57%	—	—	—

	858,133	858,133		1,450,000	1,450,000

	$15,930,882	$11,605,882		$16,626,000	$12,491,000

(a)
Represents the Credit Facility of Blackstone, through the Issuer. Interest on the borrowings is based on an adjusted Secured Overnight Finance Rate (“SOFR”) or alternate base rate, in each case plus a margin, and undrawn commitments bear a commitment fee of 0.06%. The margin above adjusted SOFR used to calculate interest on borrowings was 0.75% plus an additional credit spread adjustment of 0.10% to account for the difference between London Interbank Offered Rate (“LIBOR”) and SOFR. The margin is subject to change based on Blackstone’s credit rating. Borrowings may also be made in U.K. sterling, euros, Swiss francs, Japanese yen or Canadian dollars, in each case subject to certain sub-limits.
The Credit Facility contains customary representations, covenants and events of default. Financial covenants consist of a maximum net leverage ratio and a requirement to keep a minimum amount of fee-earning
assets under management, each tested quarterly. As of December 31, 2023 and 2022, Blackstone had outstanding but undrawn letters of credit against the Credit Facility of $40.3 million and $11.2 million, respectively. The amount Blackstone can draw from the Credit Facility is reduced by the undrawn letters of credit, however the Credit Available presented herein is not reduced by the undrawn letters of credit.

(b)
The Issuer has issued long-term borrowings in the form of senior notes (the “Notes”). The Notes are unsecured and unsubordinated obligations of the Issuer. The Notes are fully and unconditionally guaranteed, jointly and severally, by Blackstone, the Guarantors and the Issuer. The guarantees are unsecured and unsubordinated obligations of the Guarantors. Transaction costs related to the issuance of the Notes have been deducted from the Note liability and are being amortized over the life of the Notes. The indentures include covenants, including limitations on the Issuer’s and the Guarantors’ ability to, subject to exceptions, incur indebtedness secured by liens on voting stock or profit participating equity interests of their subsidiaries or merge, consolidate or sell, transfer or lease assets. The indentures also provide for events of default and further provide that the trustee or the holders of not less than 25% in aggregate principal amount of the outstanding Notes may declare the Notes immediately due and payable upon the occurrence and during the continuance of any event of default after expiration of any applicable grace period. In the case of specified events of bankruptcy, insolvency, receivership or reorganization, the principal amount of the Notes and any accrued and unpaid interest on the Notes automatically become due and payable. All or a portion of the Notes may be redeemed at the Issuer’s option in whole or in part, at any time and from time to time, prior to their stated maturity, at the make-whole redemption price set forth in the Notes. If a change of control repurchase event occurs, the holders of the Notes may require the Issuer to repurchase the Notes at a repurchase price in cash equal to 101% of the aggregate principal amount of the Notes repurchased plus any accrued and unpaid interest on the Notes repurchased to, but not including, the date of repurchase.

(c)
Principal on the Secured Borrowings will be paid over the term with repayment amounts dependent on the performance of the underlying assets securing each borrowing. Repayment amounts from the underlying assets are restricted to solely satisfy the Secured Borrowings obligations. As of December 31, 2023, the fair value of the assets securing both Secured Borrowings equaled $49.0 million.

(d)
Represents borrowing facilities for the various consolidated Blackstone Funds used to meet liquidity and investing needs. Certain borrowings under these facilities were used for bridge financing and general liquidity purposes. Other borrowings were used to finance the purchase of investments with the borrowing remaining in place until the disposition or refinancing event. Such borrowings have varying maturities and may be rolled over until the disposition or refinancing event. Because the timing of such events is unknown and may occur in the near term, these borrowings are considered short-term in nature. Borrowings bear interest at spreads to market rates or at stated fixed rates that can vary over the borrowing term. Interest may be subject to the performance of the asset and therefore, the stated interest rate and effective interest rate may differ. Borrowings were secured according to the terms of each facility and are generally secured by the investment purchased with the proceeds of the borrowing and/or the uncalled capital commitment of each respective fund. Certain facilities have commitment fees. When a fund borrows, the proceeds are available only for use by that fund and are not available for the benefit of other funds. Collateral within each fund is also available only against the borrowings by that fund and not against the borrowings of other funds. These funds have been deconsolidated as of December 31, 2023.

(e)
CLO Notes Payable have maturity dates ranging from June 2025 to January 2037. A portion of the borrowing outstanding is comprised of subordinated notes which do not have contractual interest rates but instead pay distributions from the excess cash flows of the CLO vehicles.

The following table presents the general characteristics of each of Blackstone’s notes, as well as their carrying value and fair value. The borrowings are included in Loans Payable within the Consolidated Statements of Financial Condition. Each of the Senior Notes were issued at a discount through Blackstone’s indirect subsidiary, Blackstone Holdings Finance Co. L.L.C. The Senior Notes accrue interest from the issue date thereof and pay interest in arrears on a semi-annual
basis or annual basis. The Secured Borrowings were issued at par, accrue interest from the issue date thereof and pay interest in arrears on a quarterly basis. CLO Notes Payable pay interest in arrears on a quarterly basis.

	December 31,
	2023		2022
	Carrying	Fair	Carrying	Fair
Description	Value	Value	Value	Value
Blackstone Operating Borrowings Senior Notes (a)
4.750%, Due 2/15/2023	$—	$—	$399,838	$399,776
2.000%, Due 5/19/2025	336,005	324,778	325,292	305,754
1.000%, Due 10/5/2026	664,085	620,864	642,968	568,525
3.150%, Due 10/2/2027	298,476	283,059	298,101	271,284
5.900%, Due 11/3/2027	595,411	625,158	594,381	606,450
1.625%, Due 8/5/2028	645,406	566,508	644,456	530,933
1.500%, Due 4/10/2029	666,655	601,272	645,819	532,043
2.500%, Due 1/10/2030	493,573	431,005	492,604	405,965
1.600%, Due 3/30/2031	496,447	391,955	495,990	365,380
2.000%, Due 1/30/2032	789,283	633,153	788,082	589,407
2.550%, Due 3/30/2032	495,670	410,755	495,207	390,370
6.200%, Due 4/22/2033	891,899	962,037	891,277	907,965
3.500%, Due 6/1/2034	521,549	536,319	504,695	452,934
6.250%, Due 8/15/2042	239,457	263,270	239,176	251,480
5.000%, Due 6/15/2044	489,975	464,560	489,704	441,355
4.450%, Due 7/15/2045	344,691	297,486	344,549	287,242
4.000%, Due 10/2/2047	291,149	233,685	290,935	227,946
3.500%, Due 9/10/2049	392,436	294,608	392,259	275,588
2.800%, Due 9/30/2050	394,103	252,008	393,958	237,552
2.850%, Due 8/5/2051	543,317	352,457	543,162	323,527
3.200%, Due 1/30/2052	987,401	696,740	987,131	646,880

	10,576,988	9,241,677	10,899,584	9,018,356
Other
Secured Borrowing, Due 10/27/2033	19,949	19,949	—	—
Secured Borrowing, Due 1/29/2035	20,000	20,000	—	—

	10,616,937	9,281,626	10,899,584	9,018,356

Borrowings of Consolidated Blackstone Funds
Blackstone Fund Facilities	—	—	1,450,000	1,450,000
CLO Notes Payable	687,122	687,122	—	—

	687,122	687,122	1,450,000	1,450,000

	$11,304,059	$9,968,748	$12,349,584	$10,468,356

(a)	Fair value is determined by broker quote and these notes would be classified as Level II within the fair value hierarchy.
Scheduled principal payments for borrowings at December 31, 2023 were as follows:

	Blackstone	Borrowings of
	Operating Borrowings	Consolidated Blackstone Funds	Total Borrowings
2024	$17	$—	$17
2025	339,393	—	339,393
2026	668,387	—	668,387
2027	911,572	—	911,572
2028	664,090	—	664,090
Thereafter	8,164,290	858,133	9,022,423

	$10,747,749	$858,133	$11,605,882